SHARE CAPITAL (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		8 Months Ended
	Sep. 14, 2023	Sep. 14, 2023	Dec. 31, 2023	Oct. 09, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Paid up capital ordinary shares	6,686,944	6,686,944	132,425,321		105,263,000
Over allotment price		$ 9
Initial Public Offering including over-allotment	$ 7.5
Initial Public Offering including over-allotment	$ 5.1
Outstanding convertible bonds				20,475,377
Authorized shares			200,000,000		200,000,000
Par value per share			$ 0.001
American Depositary Shares [Member]
IfrsStatementLineItems [Line Items]
Paid up capital ordinary shares	835,868	835,868